GOODWILL - Changes to balance and allocations of goodwill in acquisitions (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 12, 2016
Changes in goodwill
Balance at beginning of the year		R 936.0	R 736.7
Impairment		(99.1)	(201.3)
Goodwill on acquisition		5,873.9	400.6
Foreign currency translation		(314.8)
Balance at end of the year	R 6,396.0	6,396.0	R 936.0
Goodwill expected to be deducted for tax purposes	0.0	0.0
WRTRP exploration and evaluation assets
Changes in goodwill
Impairment	(99.1)
Aquarius Acquisition
Changes in goodwill
Goodwill expected to be deducted for tax purposes				R 0.0
Aquarius Acquisition | Kroondal
Changes in goodwill
Goodwill on acquisition		133.5
Aquarius Acquisition | Rustenburg Operations
Changes in goodwill
Goodwill on acquisition		267.1
Cooke Acquisition | Beatrix
Changes in goodwill
Balance at end of the year	103.9	103.9
Cooke Acquisition | Driefontein
Changes in goodwill
Balance at end of the year	166.9	166.9
Cooke Acquisition | Kloof
Changes in goodwill
Balance at end of the year	R 165.5	R 165.5